Equity	6 Months Ended
Jun. 30, 2022
Equity [abstract]
Equity

25.	Equity
25.1.	Share capital (net of share issuance costs)

As of June 30, 2022 and December 31, 2021, subscribed and fully paid share capital, net of issuance costs, was US$ 107,101, represented by 7,442,454,142 common shares and 5,602,042,788 preferred shares, all of which are registered, book-entry shares with no par value.

Preferred shares have priority on returns of capital, do not grant any voting rights and are non-convertible into common shares.

As of June 30, 2022 and December 31, 2021, the Company held treasury shares, of which 222,760 are common shares and 72,909 are preferred shares.

25.2.	Distributions to shareholders

Dividends payable

On April 13, 2022, the Annual General Shareholders Meeting approved dividends relating to 2021, amounting to US$ 18,541 (corresponding to US$ 1.4215 per outstanding share), of which US$ 11,853 was anticipated during 2021 (updated by SELIC interest rate from the date of each payment to December 31, 2021) and US$ 6,688 of complementary dividends.

These complementary dividends were reclassified from shareholders' equity to liabilities on the date of approval on the Annual General Shareholders Meeting and paid on May 16, 2022, updated by the Selic interest rate from December 31, 2021 to the payment date.

Anticipation of dividends

On May 5, 2022, the Board of Directors approved the distribution of remuneration to shareholders in the total amount of US$ 9,683 (R$ 48,466 million), equivalent to US$ 0.7423 (R$ 3.7154) per common and preferred shares, based on the result for the period from January to March 2022 (interim) and the use of a portion of the profit retention reserve account (intermediate), as shown in the following table:

	Date of register	Amount per Share	Amount
Anticipation of dividends	05.23.2022	0.5412	7,059
Anticipation of interest on capital	05.23.2022	0.0859	1,121
Total anticipations based on the net income of Jan-Mar/2022		0.6271	8,180
Intermediate dividends by use of a portion of profit retention reserve	05.23.2022	0.1152	1,503
Total distribution to shareholders		0.7423	9,683
Outstanding preferred shares		0.7423	4,159
Outstanding common shares		0.7423	5,525
Amounts translated into U.S. dollar based on the exchange rate prevailing at the date of the approval.

These dividends and interest on capital were paid in June and July 2022, in 2 equal installments.

The amount is indexed to the Selic rate, from the date of the payment to the end of the fiscal year, and will be considered when determining the remaining dividends to be paid relating to 2022 when the annual amounts are calculated.

The anticipation of interest on capital for the year 2022 resulted in a deductible expense which reduced the income tax expense by US$ 385. This amount was subject to withholding income tax (IRRF) of 15%, except for immune and exempt shareholders, as established in applicable law.

Dividends payable

At June 30, 2022, the balance of dividends payable, in the amount of US$ 4,633, corresponds to the second installment of the anticipation of dividends for the year 2022 (amount of R$ 24,233 million paid in Brazilian reais translated at the final exchange rate of the period) , which was paid on July 20, 2022.

25.3.	Earnings per share

		Jan-Jun/2022			Jan-Jun/2021
	Common	Preferred	Total	Common	Preferred	Total
Net income attributable to shareholders of Petrobras	11,191	8,424	19,615	4,736	3,565	8,301
Weighted average number of outstanding shares	7,442,231,382	5,601,969,879	13,044,201,261	7,442,231,382	5,601,969,879	13,044,201,261
Basic and diluted earnings per share - in U.S. dollars	1.50	1.50	1.50	0.64	0.64	0.64
Basic and diluted earnings per ADS equivalent - in U.S. dollars (*)	3.00	3.00	3.00	1.28	1.28	1.28

		Apr-Jun/2022			Apr-Jun/2021
	Common	Preferred	Total	Common	Preferred	Total
Net income attributable to shareholders of Petrobras	6,282	4,728	11,010	4,633	3,488	8,121
Weighted average number of outstanding shares	7,442,231,382	5,601,969,879	13,044,201,261	7,442,231,382	5,601,969,879	13,044,201,261
Basic and diluted earnings per share - in U.S. dollars	0.84	0.84	0.84	0.62	0.62	0.62
Basic and diluted earnings per ADS equivalent - in U.S. dollars (*)	1.68	1.68	1.68	1.24	1.24	1.24
(*) Petrobras' ADSs are equivalent to two shares.

Basic earnings per share are calculated by dividing the net income attributable to shareholders of Petrobras by the weighted average number of outstanding shares during the period.

Diluted earnings per share are calculated by adjusting the net income attributable to shareholders of Petrobras and the weighted average number of outstanding shares during the period taking into account the effects of all dilutive potential shares (equity instrument or contractual arrangements that are convertible into shares).

Basic and diluted earnings are identical as the Company has no potentially dilutive shares.